Acquisitions (Summary of Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date, Toshiba Medical Systems Corporation (TMSC)) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	¥ 953,850	¥ 915,564	¥ 898,661
Redlen Technologies Inc [Member]
Business Acquisition [Line Items]
Current assets	4,043
Intangible assets	8,955
Goodwill	28,826
Others	389
Assets acquired	42,213
Liabilities assumed	5,350
Net assets acquired	¥ 36,863